Pensions - Schedule of Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheet [Abstract]
Present value of defined benefit obligation
Fair value of plan assets		(460,732)
Net defined benefit asset		$ (460,732)